Kenneth H. Finkelstein
   Attorney At Law
                                              1420 5th Avenue
                                              Suite 2200
                                              Seattle, WA
                                              98101

                                              Tel:  (206) 310-1344
                                              Fax: (206) 374-8176
                                              khfinkelstein@yahoo.com


VIA EDGAR & FEDEX

December 17, 2004


Branch of Filer Support
U.S. Securities and Exchange Commission
Operations Center, Mail Stop 03-04
6432 General Green Way
Alexandria, VA    22312

Re:	Arch Management Services Inc.
Initial Filing Form SB-2 Registration Statement
CIK: 000 130 7701

Dear Sir/Madam:

Please find enclosed the following documents with regard to filing Form SB-2 on behalf of Arch Management Services Inc. (the "Company"):

1. 	Form SB-2 Registration Statement
2. 	Copy of Articles of Incorporation
3. 	Copy of Bylaws
4. 	Copy of Legal Opinion and Consent Letter
5. 	Copy of Auditor Consent Letter
6. 	Sample Subscription Agreement

Applicable registration fees have been filed with your office via wire transfer direct from the Company's bank account. Please contact us with your comments once you have had the opportunity to review this submission.

Thank you.

Yours truly,



Kenneth H. Finkelstein
KHF/jy


cc: Client